GENERAL	12 Months Ended
Dec. 31, 2022
GENERAL
GENERAL:
NOTE 1 - GENERAL

a.
Satixfy Hong Kong (hereinafter: the “The Former Company” ") was incorporated in Hong Kong in 2012 having a place of business at Unit B, 20/F., Nathan Commercial Building, 430-436 Nathan Road, Yaumati, Kln. Hong Kong in accordance with Hong Kong law. On November 27, 2019, the Board of Directors of the Former Company decided to make a structural change (hereinafter "the Reorganization"). For the reorganization, Satixfy Communications Ltd. (hereinafter: the "Company") was incorporated on January 9, 2020, as a private limited company, in accordance with the provisions of the Israeli Companies Law while maintaining the same capital structure as the Former Company. On May 12, 2020, the Former Company transferred to the Company all its holdings directly and indirectly in the subsidiaries (hereinafter "the transferred companies", see also Note 1.d). The reorganization was completed on May 12, 2020, after receiving an approval from the Israeli Tax Authorities for tax exemption in accordance with the provisions of section 104B (f) of the Income Tax Ordinance.

The Company Accounted for the reorganization using the pooling of interest method, and the consolidation of the financial statements reflects the reorganization using the "As Pooling" method accordingly. The consolidated financial statements include the financial position, results of operations and cash flows of the Company and of the transferred companies, consolidated as of January 1, 2020.

Assets and rights acquired by the transferred companies after January 1, 2020, reflect the assets and liabilities and activities of those assets as of the date of their acquisition by the transferred companies.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

As of December 31, 2022, the Company had incurred accumulated losses of $481.6 million (see Note 27 - Listing Expenses, below) and expects to continue to fund its operations through fundings as issuance of convertible securities, ordinary shares and warrants and through revenues from existing and new customers including governmental grants.

There are, however, some transactions and events that the Company expects will occur in the near future that the Company believes will improve its cash status, as follows:

•

Equity line of credit with Cantor Fitzgerald & Co. with a considerable daily trading volume. Concurrently with the execution of the Business Combination Agreement, The Company entered into the Equity Line of Credit with CF Principal Investments LLC, an affiliate of Cantor Fitzgerald & Co. (“CF”), pursuant to which the Company may issue and sell to CF, from time to time and subject to the conditions in the related purchase agreement, up to an aggregate amount of $77.25 million in the Company’s Ordinary Shares for aggregate gross proceeds to the Company of up to $75 million after deducting the applicable purchase price discount on sales to CF thereunder (see also Note 1b. below);

•	Mature pipeline from existing and new customers, which if it materializes, will generate substantial cash inflows to the company in the near term;

•	Planned cost reduction which will include, as necessary, headcount reduction combined with an optional equity grant in lieu of salary; and

•	Amendment to the Francisco Partners ("FP") loan agreement which entitles the Company to Pay In Kind (“PIK”) its interest on the loan from FP in 2023 (see also Note 27 – Listing Expenses - below).

The Company’s management believes that the above resources, combined with the cost reduction plans described above, will generate enough cash sufficient for the foreseeable future from the date of this Annual Report.

b.
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred losses of $481,608 from operations since its inception. The Company has incurred $397,789, $17,050, $17,563 of net loss in 2022, 2021 and 2020 respectively. Since its inception, the company has financed its day-to-day operations by receiving capital investments, receiving income from Government projects together with bank and Shareholders’ loans. In order to secure its operation, the Company received a loan of $55 million on February 3, 2022 (see also Note 13) and raised capital as part of the Business Combination Agreement (see note 1). The Company depends on additional capital raising for the operational activity.

c.	Business Combination Agreement SPAC Transaction ("Business Combination Agreement" OR "Transactions"):

On March 8, 2022, the Company and one of its subsidiaries, SatixFy MS, which was incorporated in 2022 for that purpose, entered into the Business combination agreement with Endurance Acquisition Corp. (“Endurance”). Under that agreement, Endurance, merged into SatixFy MS, with SatixFy MS continuing as the surviving company and becoming the Company’s direct, wholly-owned subsidiary. The Business Combination Agreement, as amended, and the related transactions were completed on October 27, 2022 ("SPAC merger" and the “Closing”).

As a result of the Business Combination, the Company recorded a gross increase in cash of $20 million and had $18.7 million expenses in cash related to the Transactions.

The Business Combination was accounted for as a capital reorganization, with no goodwill or other intangible assets recorded, in accordance with IFRS 3, Business Combination. The Company is the accounting acquirer and SatixFy Ordinary Shares were registered under the Exchange Act and listed on the NYSE American.

Concurrently with the execution of the Business Combination Agreement, The Company entered into the Equity Line of Credit with CF Principal Investments LLC, an affiliate of Cantor Fitzgerald & Co. (“CF”), pursuant to which the Company may issue and sell to CF, from time to time and subject to the conditions in the related purchase agreement, up to an aggregate amount of $77.25 million in the Company’s Ordinary Shares for aggregate gross proceeds to the Company of up to $75 million after deducting the applicable purchase price discount on sales to CF thereunder.

In addition the company entered into an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction” or "FPA") with Vellar Opportunity Fund SPV LLC — (“Vellar” or "Seller”) (see note 16).
As part of the Business Combination Agreement, the company has also issued different derivatives (see note 14).

d.
The Company and its subsidiaries are engaged in the development and marketing of integrated circuit products for specific applications, antennas and terminals used for satellite communications. The Company has developed a new generation of integrated silicon chips for modems and antennas based on its own proprietary technology and provide end-to-end solutions for the satellite communications industry, including terminals, payloads and hubs.  The Company develops its advanced chips (Application Specific Integrated Circuit chips (ASICs) and Radio Frequency Integrated Circuit chips (RFICs)) based on technology designed to meet a variety of applications and services, such as broadband aviation, IOT, mobility and maritime, and operating on GEO, LEO and MEO satellites. The Company’s technology includes electronically steered antenna arrays, forming and design of digital beams, beam hopping, on-board processing payload chips and software-defined radio (SDR) modem chips. The affiliated company "Jet Talk" is engaged in the development and marketing of a unique antenna for IFC passenger aircraft and computers that receive broadband video transmissions from satellites.

e.
The Company operates primarily through five wholly owned subsidiaries: Satixfy Israel Ltd, Satixfy UK, Satixfy Space Systems UK, Satixfy Bulgaria and SatixFy US LLC ("Group"), all of which have been consolidated in these consolidated financial statements.

Name	Holding percentage		Held By	Country of incorporation
	2022	2021
Satixfy Israel Ltd.	100%	100%	Satixfy Communications	Israel
Satixfy UK	100%	100%	Satixfy Communications	UK
Satixfy Space Systems UK	100%	100%	Satixfy Communications	UK
Satixfy Bulgaria	100%	100%	Satixfy UK	Bulgaria
Satixfy US LLC	100%	100%	Satixfy Communications	USA
Satixfy MS	100%	-	Satixfy Communications	Cayman Islands

In addition, the Company’s holds 51% of the shares of the following entity (see also Note 8):
?
Name	Holding percentage		Held By/	Country of incorporation
	2022	2021
Jet talk	51%	51%	Satixfy UK	UK

f.	Russia- Ukraine war

The Russia-Ukraine war poses indirect but unpredictable risks of disruption to the company business. Several of its current and prospective customers are operators of communication satellite constellations and have historically used Russian-based launch facilities and vehicles to place their satellites into orbit. If these customers are unable to find alternative launch venues on a timely basis or at all, they may experience delays in deploying their satellites, which in turn could cause them to defer orders for the company satellite communications chips and satellite payloads. Additionally, recent reports indicated that the Russia-Ukraine conflict may have an adverse impact on the supply of certain commodities, of which Ukraine and Russia were significant producers (for example, neon gas), used in the fabrication of silicon chips. The company ability to mitigate the potential adverse impacts of the Russia-Ukraine conflict on the company supply chain or the supply chains of the company customers is limited, as the impacts are largely indirect and it is difficult for us to predict at this time how the company suppliers and customers will adjust to the new challenges or how these challenges will impact the company costs or demand for the company products and services. The effects of the sanctions implemented in response to the conflict may also adversely affect the company industry, including chip supply chains, to the extent that they lead to higher energy and manufacturing costs, lower economic growth or deferrals of investment in satellite communications technology.

As of the date of approval of this report, the Company's management does not identify any difficulties in the Company's solvency due to the Russia-Ukraine war or a material impact on the availability of financing sources or their price.

g.	COVID -19

The 2019 Novel Coronavirus infection (‘coronavirus’) or ‘COVID-19’ pandemic poses a major public health threat. It has hindered the movement of people and goods worldwide, and many governments are instituting restrictions on both individuals and businesses. Significant development and spread of the coronavirus did not take place until January 2020, with the World Health Organization (WHO) announcing the coronavirus as a global health emergency on January 30, 2020, which prompted national governments around the world to begin putting actions in place to slow the spread of COVID-19. Furthermore, significant measures taken by the Chinese government and by private sector organizations did not take place until early 2020. On March 11, 2020, the WHO declared COVID-19 a global pandemic and suggested worldwide containment and mitigation measures. In response to the pandemic, the Company has adjusted its business practices with a focus on the health and well-being of our employees and their families, customers, partners, service providers, and communities. The Company’s office has been subject to government-mandated lockdowns for some periods of time and the Company received a long-term loan following the Israeli government’s decision to establish a dedicated loan fund to help the Israeli companies to deal with the impact of the COVID-19 pandemic.

As the COVID-19 pandemic continued to spread around the world, it had a negative impact on the company's business operations, mainly due to the impact the pandemic had on certain market sectors the company is targeting, as several opportunities at different stages of negotiations were postponed, exhibitions were canceled, and meetings postponed due to flight limitations. In addition, work on current projects was delayed, as more than 50% of employees worked from home during a period of over 8 months, leading to delays in project schedules, which affected the company's forecasts and cash flow.

The Company's management continue to monitor and to examine the effects of the COVID-19 crisis on its various aspects and acts, if necessary, to make necessary adjustments in order to minimize exposure to the Company's activities and operating results. In light of the aviation restriction due to the crisis, there may be delays in sales outside Israel.

As of the date of approval of this report, the Company's management does not identify any difficulties in the Company's solvency due to the COVID-19 crisis or a material impact on the availability of financing sources or their price.